Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	FactorShares Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Jan. 31, 2016
Prospectus Date	Jan. 31, 2016
PureFunds® ISE Big Data ETF | PureFunds ISE Big Data ETF
Prospectus:
Trading Symbol	BDAT
PureFunds® ISE Mobile Payments ETF | PureFunds ISE Mobile Payments ETF
Prospectus:
Trading Symbol	IPAY
PureFunds® ISE Cyber Security ETF | PureFunds ISE Cyber Security ETF
Prospectus:
Trading Symbol	HACK
PureFunds® ISE Junior Silver (Small Cap Miners/Explorers) ETF | PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Prospectus:
Trading Symbol	SILJ